Stock Based Compensation - Summary of grant date of stock option award (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 58.00
Exercise price minimum		$ 11
Exercise price maximum		$ 15.25
Risk-free rate of interest	20.00%	30.00%
Risk-free rate of interest	34.00%	49.00%
Expected term (years)	6 years	6 years 6 months
Expected stock price volatility	80.00%	80.00%	80.00%
Dividend yield		0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 11.00	$ 11.00
Risk-free rate of interest		30.00%	154.00%
Expected term (years)		5 years 6 months	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 15.25	$ 0.00
Risk-free rate of interest		49.00%	173.00%
Expected term (years)		6 years 6 months	6 years 6 months